Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 25,163,851		¥ 25,524,988		$ 3,447,435
Non-current assets	5,057,774		5,310,743		692,913
Total assets	30,221,625		30,835,731		4,140,348
Accrued expenses and other payables	2,931,869		2,932,227		401,667
Advance from customers	106,276		105,379		14,560
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB425,416 and RMB340,802 (US$46,690) as of December 31, 2023 and 2024, respectively)	4,529,794		5,075,351		620,582
Other liabilities	23,103		89,187		3,165
Deferred tax liabilities	468,078		497,955		64,126
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB43,967 and RMB22,661 (US$3,105) as of December 31, 2023 and 2024, respectively)	491,181		587,142		67,291
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB469,383 and RMB363,463 (US$49,795) as of December 31, 2023 and 2024, respectively)	5,020,975		5,662,493		687,873
Net revenues	7,039,587	$ 964,419	7,184,135	¥ 6,940,828
Net loss	1,681,123	230,313	1,935,310	1,855,174
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	577,206		709,905		79,077
Non-current assets	1,695,351		1,789,401		232,262
Total assets	2,272,557		2,499,306		311,339
Accrued expenses and other payables	245,920		320,100		33,691
Advance from customers	61,037		68,543		8,362
Deferred revenue	31,498		36,773		4,315
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB425,416 and RMB340,802 (US$46,690) as of December 31, 2023 and 2024, respectively)	753,891		814,982		103,283
Other liabilities	3,533		13,729		484
Deferred tax liabilities	19,128		30,238		2,621
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB43,967 and RMB22,661 (US$3,105) as of December 31, 2023 and 2024, respectively)	22,661		43,967		3,105
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB469,383 and RMB363,463 (US$49,795) as of December 31, 2023 and 2024, respectively)	776,552		858,949		106,388
Net Assets, Total	1,496,005		1,640,357		204,951
Net loss	(10,456)	(1,432)	(112,791)	(85,283)
Net cash generated from operating activities	(93,440)	(12,801)	24,582	19,289
Net cash used in investing activities	(1,286,652)	(176,271)	(1,092,190)	(812,606)
Net cash generated from financing activities	1,377,541	188,722	1,115,463	666,853
VIEs [Member] | Inter Company Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	124,738	17,089	179,587	160,272
VIEs [Member] | Third Party Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	809,445	$ 110,894	968,869	¥ 882,276
Affiliated Entity [Member] | VIEs [Member]
Variable Interest Entity [Line Items]
Inter-company payables	¥ 415,436		¥ 389,566		$ 56,915